UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA              02/10/2010
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/10
                         RUN DATE: 02/09/11 11:57 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   50

FORM 13F INFORMATION TABLE VALUE TOTAL:   $42,930,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                        BANTA ASSET MANAGEMENT                                                PAGE 1

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      309     3580 SH       DEFINED                  3545       35        0
AMERICAN EXPRESS CO            COM              025816109      305     7102 SH       SOLE                     7102        0        0
AMGEN INC                      COM              031162100     1474    26847 SH       SOLE                    26847        0        0
APPLE COMPUTER INC             COM              037833100      435     1349 SH       SOLE                     1349        0        0
BAC CAP TR V GTD CAP SEC 6.00  PREFERRED STOCKS 055184204      206     9518 SH       DEFINED                  9418      100        0
BANK OF AMERICA CORPORATION    COM              060505104      139    10409 SH       SOLE                    10409        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1032    39980 SH       SOLE                    39980        0        0
BAXTER INTL INC                COM              071813109     1502    29670 SH       DEFINED                 29335      335        0
BOEING CO                      COM              097023105     1612    24695 SH       SOLE                    24695        0        0
CATERPILLAR INC                COM              149123101      370     3951 SH       SOLE                     3951        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      629    24905 SH       SOLE                    24905        0        0
CISCO SYS INC                  COM              17275R102     1376    68015 SH       DEFINED                 67620      395        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      488    20218 SH       SOLE                    20218        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      336    14050 SH       SOLE                    14050        0        0
COCA COLA CO                   COM              191216100      218     3310 SH       SOLE                     3310        0        0
CONOCOPHILLIPS                 COM              20825C104     1215    17838 SH       DEFINED                 17700      138        0
CORTS TR II GOLDMAN SACHS CATR COM              22082P208      250    11150 SH       SOLE                    11150        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      435    17675 SH       SOLE                    17675        0        0
COVIDIEN PLC SHS               COM              G2554F105     2535    55524 SH       SOLE                    55524        0        0
CUMMINS ENGINE INC             COM              231021106     1251    11375 SH       SOLE                    11375        0        0
DWS STRATEGIC GOVT SECS FD CL  MUTUAL FUNDS     23338C108      152    17321 SH       DEFINED                     0    17321        0
EXXON MOBIL CORP               COM              30231G102      243     3318 SH       SOLE                     3318        0        0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1083    81590 SH       SOLE                    81590        0        0
FRANKLIN CA INSURED TAX-FREE I MUTUAL FUNDS     352519102      116    10031 SH       SOLE                    10031        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      497    19893 SH       SOLE                    19893        0        0
IBM                            COM              459200101      409     2789 SH       SOLE                     2789        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1688    36815 SH       DEFINED                 36605      210        0
JOHNSON & JOHNSON              COM              478160104      367     5933 SH       DEFINED                  5808      125        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      471    18775 SH       SOLE                    18775        0        0
JP MORGAN CHASE & CO           COM              46625H100      366     8626 SH       DEFINED                  8191      435        0
LOCKHEED MARTIN CORP           COM              539830109     1093    15640 SH       SOLE                    15640        0        0
NOKIA CORP SPONSORED ADR       COM              654902204     1622   157170 SH       DEFINED                156210      960        0
POWERSHARES QQQ TRUST UNIT SER COM              73935A104     2369    43500 SH       SOLE                    43500        0        0
PROCTER & GAMBLE COMPANY       COM              742718109      947    14726 SH       DEFINED                 14341      385        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      687    28000 SH       SOLE                    28000        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      322    12915 SH       SOLE                    12915        0        0
PUBLIC STORAGE PFD K 1/1000    PREFERRED STOCKS 74460D273      244     9600 SH       SOLE                     9600        0        0
QUALCOMM INC                   COM              747525103     1438    29055 SH       SOLE                    29055        0        0
RESEARCH IN MOTION LTD         COM              760975102     1245    21420 SH       SOLE                    21420        0        0
SPDR TR UNIT SER 1             COM              78462F103      502     3994 SH       SOLE                     3994        0        0
TEREX CORP NEW                 COM              880779103     1856    59794 SH       SOLE                    59794        0        0
TEXTRON INC                    COM              883203101     1256    53150 SH       SOLE                    53150        0        0
UNITED STATES CELLULAR CORP SR PREFERRED STOCKS 911684306      951    37350 SH       SOLE                    37350        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1966    24969 SH       SOLE                    24969        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      977    27055 SH       SOLE                    27055        0        0
VERIZON COMMUNICATIONS         COM              92343V104      256     7156 SH       SOLE                     7156        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1483    58433 SH       SOLE                    58433        0        0
VULCAN MATLS CO                COM              929160109     1243    28020 SH       SOLE                    28020        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      721    28843 SH       SOLE                    28843        0        0
WELLS FARGO CAP XI PFD TRUPS 3 PREFERRED STOCKS 94979S207      243     9680 SH       SOLE                     9680        0        0
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